Operating costs and expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cost of services provided and products sold	R$ (10,655,981)	R$ (8,443,023)	R$ (7,996,615)
Marketing expenses	(5,596,211)	(4,621,788)	(4,443,027)
General and administrative expenses	(1,808,735)	(1,723,384)	(1,673,290)
Total	(18,060,927)	(14,788,195)	(14,112,932)
Personnel [Member]
IfrsStatementLineItems [Line Items]
Cost of services provided and products sold	(50,271)	(62,214)	(58,024)
Marketing expenses	(786,725)	(676,479)	(632,231)
General and administrative expenses	(441,503)	(387,735)	(321,967)
Total	(1,278,499)	(1,126,428)	(1,012,222)
Outsourced Services [Member]
IfrsStatementLineItems [Line Items]
Cost of services provided and products sold	(634,498)	(560,039)	(587,835)
Marketing expenses	(2,248,966)	(1,763,360)	(1,743,644)
General and administrative expenses	(828,007)	(668,641)	(538,584)
Total	(3,711,471)	(2,992,040)	(2,870,063)
Interconnection And Means Of Connection [Member]
IfrsStatementLineItems [Line Items]
Cost of services provided and products sold	(2,511,779)	(1,840,139)	(1,672,655)
Marketing expenses
General and administrative expenses
Total	(2,511,779)	(1,840,139)	(1,672,655)
Depreciation And Amortization [Member]
IfrsStatementLineItems [Line Items]
Cost of services provided and products sold	(6,074,238)	(4,847,995)	(4,569,064)
Marketing expenses	(292,644)	(265,565)	(247,666)
General and administrative expenses	(460,292)	(578,136)	(710,282)
Total	(6,827,174)	(5,691,696)	(5,527,012)
Taxes Fees And Contributions Operating Expense [Member]
IfrsStatementLineItems [Line Items]
Cost of services provided and products sold	(36,972)	(34,732)	(28,675)
Marketing expenses	(907,895)	(777,819)	(761,152)
General and administrative expenses	(22,856)	(29,388)	(23,809)
Total	(967,723)	(841,939)	(813,636)
Rent And Insurance Operating Expense [Member]
IfrsStatementLineItems [Line Items]
Cost of services provided and products sold	(471,998)	(362,171)	(316,650)
Marketing expenses	(133,150)	(109,781)	(107,550)
General and administrative expenses	(18,032)	(20,082)	(15,753)
Total	(623,180)	(492,034)	(439,953)
Cost Of Goods Sold Operating Expense [Member]
IfrsStatementLineItems [Line Items]
Cost of services provided and products sold	(870,978)	(731,007)	(756,060)
Marketing expenses
General and administrative expenses
Total	(870,978)	(731,007)	(756,060)
Publicity And Advertising Operating Expense [Member]
IfrsStatementLineItems [Line Items]
Cost of services provided and products sold
Marketing expenses	(565,272)	(459,811)	(377,184)
General and administrative expenses
Total	(565,272)	(459,811)	(377,184)
Losses On Doubtful Accounts Operating Expense [Member]
IfrsStatementLineItems [Line Items]
Cost of services provided and products sold
Marketing expenses	(626,218)	(544,642)	(552,817)
General and administrative expenses
Total	(626,218)	(544,642)	(552,817)
Others [Member]
IfrsStatementLineItems [Line Items]
Cost of services provided and products sold	(5,247)	(4,726)	(7,652)
Marketing expenses	(35,341)	(24,331)	(20,783)
General and administrative expenses	(38,045)	(39,402)	(62,895)
Total	R$ (78,633)	R$ (68,459)	R$ (91,330)